Notes to financial information by business unit	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Notes to financial information by business unit	Notes to financial information by business unit
Business units are classified according to the Group’s management structure.

The financial information by business unit has been recast in accordance with the organisational restructure announced on 28 January 2021.The main impacts are as follows: Simandou has moved from the previous Energy & Minerals product group to the Copper product group; Uranium has moved from the previous Energy & Minerals product group to Other Operations; Diamonds has moved from the previous Copper & Diamonds product group to the Minerals product group; the Minerals product group retains the Argyle Residual operations and from 1 January 2021, Argyle Closure has moved to Other Operations. Argyle Residual operations includes activity relating to the sale of remaining diamond inventory and property held. Argyle Closure includes activity relating to the management and execution of the Argyle mine closure obligations and management of entities with interests in state and traditional owner agreements and licences. As a result of these changes, the Copper & Diamonds segment is renamed Copper and the Energy & Minerals segment is renamed Minerals from 2021.

The disclosures in this note include certain Alternative performance measures (APMs). For more information on the APMs used by the Group, including definitions and calculations, please refer to pages 26 to 31.

(a)Gross product sales includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross product sales.

(b)Underlying EBITDA of subsidiaries and the Group’s share relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

(c)Underlying earnings represent net earnings attributable to the owners of Rio Tinto, adjusted to exclude items which do not reflect the underlying performance of the Group’s operations. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

(d)Pilbara represents the Group’s 100% holding in Hamersley, 50% holding of Hope Downs Joint Venture and 65% holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53% as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.

(e)Gross product sales, Underlying EBITDA, Net Earnings and Operating assets within Evaluation projects/other include activities relating to the shipment and blending of Pilbara and Iron Ore Company of Canada (IOC) iron ore inventories held at portside in China and sold to domestic customers. Transactions between the Pilbara and our portside trading business are eliminated through the Iron Ore "intra-segment" line and transactions between IOC and the portside trading business are eliminated through "inter-segment transactions".

(f)Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

(g)Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that manages the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(h)Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).

(i)Includes our interests in Argyle (100%), mainly the Argyle Residual Operations which relates to the sale of remaining inventory and Diavik (60%). From 1 June 2021, management responsibility for the Argyle site moved from Minerals to Rio Tinto Closure (RTC), hence, Argyle Closure is reported in Other operations effective from 1 January 2021. Refer to (j) below.

(j)Other operations include our 100% interest in the Gove alumina refinery (under rehabilitation), Rio Tinto Marine, and the remaining legacy liabilities of Rio Tinto Coal Australia. These include provisions for onerous contracts, in relation to rail infrastructure capacity, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds. From 1 January 2021, Uranium moved from Minerals to Other operations. From 1 January 2021, Argyle Closure is reported as part of Other Operations.
Notes to financial information by business unit (continued)
(k)Mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement have been reclassified from Central costs and are now included in Central pensions, share based payments, insurance & derivatives, in order to provide a better understanding of Central costs. The impact of this change on the reported comparatives is insignificant, and therefore the comparatives have not been restated.

(l)Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

(m)Operating assets of the Group comprise equity attributable to Rio Tinto before deducting net cash/(debt). Operating assets of business units are comprised of net assets excluding post-retirement assets and liabilities, net of tax, and before deducting net debt. Operating assets are stated after the deduction of non-controlling interests - these are calculated by reference to the net assets of the relevant companies (i.e. inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).